Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Loans by class modified as troubled debt restructurings
Number of Loans	5	3
Pre-Modification Outstanding Recorded Investment	$ 1,927	$ 856
Post-Modification Outstanding Recorded Investment	1,971	589
Commercial: Real Estate [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	3	2
Pre-Modification Outstanding Recorded Investment	1,884	726
Post-Modification Outstanding Recorded Investment	1,882	589
Mortgage [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	2
Pre-Modification Outstanding Recorded Investment	43
Post-Modification Outstanding Recorded Investment	89
Consumer and Other [Member]
Loans by class modified as troubled debt restructurings
Number of Loans		1
Pre-Modification Outstanding Recorded Investment		130
Post-Modification Outstanding Recorded Investment		$ 0